Leases (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease term, description			The Company’s leases have original lease periods expiring between 2022 and 2033.
Lease expires, term		June 2033
Additional years, term		10 years
Additional operating lease			$ 4,352
Terminate lease, term	terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term
Operating lease liabilities			$ 5,269	$ 5,470